Eaton Vance

National Municipal Income Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.3%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$12,061,000
Iowa Finance Authority, (State Revolving Fund), 5.00%, 8/1/32	12,000	13,479,480
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	12,740	16,389,118
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	10,000	13,441,400
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	12,110	15,902,731
Texas Water Development Board, (State Revolving Fund), 4.00%, 8/1/36	5,000	6,185,150

		$77,458,879

Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$3,663,079

		$3,663,079

Education — 7.1%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	$3,335	$4,285,675
Bowling Green State University, OH, 4.00%, 6/1/38	140	159,148
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/36	480	587,088
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/37	300	365,592
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/29	220	294,342
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/30	185	252,407
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/31	250	338,790
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	5,000	6,477,550
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,290	2,509,588
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	2,245	2,133,109
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/22	500	541,025
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/23	500	557,195
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/24	500	572,375
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,855	23,031,948
Michigan State University, 5.00%, 2/15/31	1,200	1,547,820

Security	Principal Amount (000’s omitted)	Value
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: State Street Bank and Trust Company), 0.14%, 7/1/33(3)	$6,320	$6,320,000
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 0.11%, 7/1/33(3)	6,830	6,830,000
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 0.14%, 7/1/33(3)	2,310	2,310,000
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	4,370	5,522,631
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	19,235	24,268,223
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/31	875	1,214,596
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/35	4,250	5,588,623
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/53	15,000	19,322,850
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 5.00%, 9/1/31	1,000	1,349,760
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 5.00%, 9/1/32	1,000	1,339,000
Purdue University, IN, 5.00%, 7/1/30	600	832,302
Purdue University, IN, 5.00%, 7/1/31	1,000	1,375,500
Purdue University, IN, 5.00%, 7/1/35	685	920,188
Purdue University, IN, 5.00%, 7/1/36	1,500	2,005,635
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	6,000	7,123,200
University of California, 5.25%, 5/15/36	7,080	8,211,384
University of California, 5.25%, 5/15/37	13,000	15,055,950
University of California, 5.25%, 5/15/38	7,700	8,905,050
University of Missouri, 5.00%, 11/1/30	5,000	6,904,050
University of Virginia, 5.00%, 4/1/38	13,205	16,359,014
University of Virginia, 5.00%, 4/1/39	40,970	50,644,656

		$236,056,264

Electric Utilities — 5.1%
Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/38	$6,130	$7,988,432
Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/42	1,870	2,281,325
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/45	1,500	1,857,750
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/33	1,180	1,547,641
New Smyrna Beach Utilities Commission, FL, 4.00%, 10/1/31	880	1,084,090
New Smyrna Beach Utilities Commission, FL, 4.00%, 10/1/41	435	514,235
New Smyrna Beach Utilities Commission, FL, 4.00%, 10/1/42	300	353,814
New Smyrna Beach Utilities Commission, FL, 4.00%, 10/1/45	700	819,882
Omaha Public Power District, NE, 5.00%, 2/1/39	10,805	12,649,089
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	7,101,487
Sacramento Municipal Utility District, CA, 4.00%, 8/15/40	6,200	7,509,812
Sacramento Municipal Utility District, CA, 5.00%, 8/15/35	1,000	1,355,490
Sacramento Municipal Utility District, CA, 5.00%, 8/15/37	8,800	11,811,712
Sacramento Municipal Utility District, CA, 5.00%, 8/15/38	11,000	14,691,930
San Antonio, TX, Electric and Gas Systems Revenue, 4.00%, 2/1/30	2,000	2,527,940
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	10,852,100
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(4)	22,500	25,760,025
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(4)	27,500	31,433,600
Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	13,260	16,584,149
Utility Debt Securitization Authority, NY, Series 2015, 5.00%, 12/15/33	10,000	12,052,300

		$170,776,803

Escrowed/Prerefunded — 7.1%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$860	$904,557
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	22,500	24,706,575

Security	Principal Amount (000’s omitted)	Value
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.00%, 7/1/41	$2,185	$2,288,525
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	56,420	59,233,665
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	3,005	3,102,001
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	4,505	4,650,421
Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	8,090	8,834,685
Oregon Department of Transportation, Prerefunded to 11/15/23, 5.00%, 11/15/38	250	287,540
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	9,930	10,589,054
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	4,610,583
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	3,490	3,563,883
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	12,125	12,386,658
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,795	3,884,410
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	3,669,463
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	18,035,127
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	10,256,200
Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(4)	37,000	41,897,690
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	11,208,399
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,005,990
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	12,574,875

		$237,690,301

General Obligations — 21.3%
Aiken County Consolidated School District, SC, 4.00%, 4/1/37	$5,370	$6,441,637
Anaheim Union High School District, CA, (Election of 2014), 4.00%, 8/1/30	2,070	2,460,547
Anaheim Union High School District, CA, (Election of 2014), 4.00%, 8/1/31	2,295	2,705,277
Antelope Valley Community College District, CA, (Election of 2016), 4.00%, 8/1/45	2,500	2,954,425
Belmont, MA, 4.00%, 3/15/32	3,030	3,660,846
Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/45	1,750	2,166,413
Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/50	6,500	7,995,585
California, 0.56% (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(5)	15,000	14,849,400
California, 4.00%, 3/1/38	4,650	5,604,599
California, 5.00%, 3/1/34	3,145	4,211,564
California, 5.00%, 3/1/35	5,000	6,668,050
California, 5.00%, 3/1/35	23,410	31,219,810
California, 5.00%, 4/1/35	4,000	5,220,800
Chicago Board of Education, IL, 5.00%, 12/1/21	1,980	2,028,411
Chicago Board of Education, IL, 5.00%, 12/1/42	2,770	2,810,719
Chicago Board of Education, IL, 5.00%, 12/1/44	15,110	15,847,519
Chicago Board of Education, IL, 5.00%, 12/1/46	85	86,417
Chicago, IL, 5.00%, 1/1/39	2,100	2,272,032
Chicago, IL, 5.00%, 1/1/40	1,500	1,619,145
Clackamas Community College District, OR, 5.00%, 6/15/38	760	926,584
Clackamas Community College District, OR, 5.00%, 6/15/39	1,000	1,216,510
Clackamas Community College District, OR, 5.00%, 6/15/40	1,250	1,517,563
Collin County Community College District, TX, 4.00%, 8/15/37	1,000	1,198,480
Collin County, TX, 4.00%, 2/15/36(6)	5,705	6,804,411

Security	Principal Amount (000’s omitted)	Value
Collin County, TX, 4.00%, 2/15/37(6)	$6,015	$7,153,760
Connecticut, 4.00%, 1/15/37	15,000	17,322,000
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35(6)	2,250	2,516,918
Darien, CT, 4.00%, 8/1/39	325	380,653
Desert Community College District, CA, 5.00%, 8/1/37	5,350	6,445,252
District of Columbia, 5.00%, 10/15/30	4,000	5,343,240
Erie County, NY, 3.00%, 6/24/21	7,500	7,684,650
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/27	750	966,015
Garden City Public Schools, MI, 4.00%, 5/1/43	1,560	1,825,918
Garden City Public Schools, MI, 5.00%, 5/1/32	430	568,073
Garden City Public Schools, MI, 5.00%, 5/1/33	1,345	1,764,707
Garden City Public Schools, MI, 5.00%, 5/1/35	1,060	1,379,601
Garden City Public Schools, MI, 5.00%, 5/1/37	815	1,051,986
Garden City Public Schools, MI, 5.00%, 5/1/39	900	1,154,475
Garden City Public Schools, MI, 5.00%, 5/1/46	3,505	4,421,207
Hartford County Metropolitan District, CT, 5.00%, 7/15/23	1,000	1,129,690
Hartford County Metropolitan District, CT, Series A, 5.00%, 7/15/24	200	232,940
Hartford County Metropolitan District, CT, Series B, 5.00%, 7/15/24	1,000	1,164,700
Hawaii, 5.00%, 1/1/34	13,700	17,215,146
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	5,356,757
Hermiston School District No. 8R, OR, 0.00%, 6/15/42	6,475	3,314,164
Hermiston School District No. 8R, OR, 0.00%, 6/15/45	4,595	2,071,931
Hillsboro School District No. 1J, OR, 4.00%, 6/15/37	4,370	5,304,437
Hillsboro School District No. 1J, OR, 4.00%, 6/15/39	8,000	9,648,400
Hillsboro School District No. 1J, OR, 4.00%, 6/15/40	5,000	6,013,250
Howard County, MD, 4.00%, 8/15/35	2,065	2,559,093
Howard County, MD, 4.00%, 8/15/36	6,610	8,153,171
Howard County, MD, 4.00%, 8/15/37	5,000	6,144,750
Howard County, MD, 4.00%, 8/15/38	6,245	7,649,063
Hudsonville Public Schools, MI, 4.00%, 5/1/37	1,500	1,796,850
Hudsonville Public Schools, MI, 4.00%, 5/1/39	1,060	1,260,605
Hudsonville Public Schools, MI, 4.00%, 5/1/44	1,975	2,307,017
Illinois, 5.00%, 2/1/24	10,705	11,384,339
Illinois, 5.00%, 11/1/24	11,295	12,120,326
Illinois, 5.00%, 2/1/27	18,500	19,479,205
Illinois, 5.00%, 2/1/29	15,000	16,151,400
Illinois, 5.00%, 5/1/39	10,000	10,358,500
Illinois, 5.25%, 7/1/30	6,150	6,392,740
Illinois, 5.50%, 5/1/39	870	980,438
Illinois, 5.75%, 5/1/45	890	1,013,185
Issaquah School District No. 411, WA, 4.00%, 12/1/33	14,000	17,399,340
Johnson City, TN, 5.00%, 6/1/22	440	479,701
Johnson City, TN, 5.00%, 6/1/24	505	591,890
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,200,742
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,702,195
King County, WA, (SPA: TD Bank, N.A.), 0.11%, 1/1/46(3)	5,735	5,735,000
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	14,543,433
La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/49	1,970	2,258,388
Lake Washington School District No. 414, WA, 4.00%, 12/1/27	3,355	4,131,783
Lake Washington School District No. 414, WA, 4.00%, 12/1/28	10,000	12,566,300
Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/36	1,250	1,439,000
Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/39	2,935	3,339,208
Louisiana, 5.00%, 3/1/28	5,790	7,400,315

Security	Principal Amount (000’s omitted)	Value
Massachusetts, 5.00%, 7/1/35	$10,000	$11,879,300
Massachusetts, 5.00%, 3/1/37	10,900	12,376,950
Minneapolis-St. Paul Metropolitan Council, MN, 4.00%, 3/1/30	1,250	1,531,413
New York, NY, 4.00%, 10/1/35	7,310	8,588,153
New York, NY, 4.00%, 3/1/36	8,000	9,155,920
New York, NY, 4.00%, 12/1/41	880	999,275
New York, NY, 4.00%, 8/1/42(4)	28,000	32,019,400
New York, NY, 5.00%, 8/1/33	10,000	12,023,000
Novi Community School District, MI, 5.00%, 5/1/41	1,100	1,416,316
Novi Community School District, MI, 5.00%, 5/1/42	1,700	2,181,627
Novi Community School District, MI, 5.00%, 5/1/43	1,150	1,474,921
Oklahoma City, OK, 5.00%, 3/1/25	500	604,080
Oklahoma City, OK, 5.00%, 3/1/26	1,215	1,510,950
Oklahoma City, OK, 5.00%, 3/1/27	640	816,806
Oklahoma City, OK, 5.00%, 3/1/28	1,500	1,959,390
Oklahoma City, OK, 5.00%, 3/1/29	1,500	2,012,715
Oklahoma City, OK, 5.00%, 3/1/30	1,250	1,712,575
Onondaga County, NY, 4.00%, 6/1/28	1,875	2,231,194
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/43	3,750	4,532,850
Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/35	350	426,272
Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/36	500	606,300
Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/37	250	302,138
Park City, UT, 4.00%, 2/1/31	3,490	4,315,804
Randolph County, NC, Limited Obligation Bonds, 5.00%, 10/1/33	500	652,285
Richmond Community Schools, MI, 4.00%, 5/1/36	2,200	2,583,790
Richmond Community Schools, MI, 4.00%, 5/1/37	2,655	3,107,439
Richmond Community Schools, MI, 4.00%, 5/1/38	2,665	3,112,000
Richmond Community Schools, MI, 4.00%, 5/1/39	2,665	3,100,967
Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/32	2,250	2,669,445
Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,350	1,593,824
Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/34	1,100	1,295,503
San Bernardino Community College District, CA, (Election of 2018), 4.00%, 8/1/38	675	778,403
San Bernardino Community College District, CA, (Election of 2018), 4.00%, 8/1/39	600	690,354
San Bernardino Community College District, CA, (Election of 2018), 4.00%, 8/1/49	4,500	5,082,885
Tennessee, 5.00%, 9/1/28	4,785	6,212,940
Texas, (Texas Transportation Commission), 5.00%, 10/1/44	10,000	11,527,800
Tomball Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/33	750	934,365
Tomball Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	1,250	1,519,625
Victor Valley Community College District, CA, (Election of 2008), 4.00%, 8/1/50	3,000	3,401,760
Virginia Beach, VA, 4.00%, 7/15/32	2,300	2,859,268
Washington County, OR, 4.00%, 3/1/30	1,000	1,154,200
Washington, 5.00%, 2/1/33	13,140	15,022,699
Washington, 5.00%, 8/1/35	14,355	17,939,874
Washington, 5.00%, 6/1/36	6,280	8,190,250
Washington, 5.00%, 2/1/39	4,685	5,441,346
Washington, 5.00%, 6/1/39(6)	2,125	2,736,129
Washington, 5.00%, 2/1/40	3,705	4,538,662
Washington, 5.00%, 6/1/41(6)	2,000	2,560,540
West Linn-Wilsonville School District No. 3JT, OR, 0.00%, 6/15/40	1,200	730,176
West Linn-Wilsonville School District No. 3JT, OR, 0.00%, 6/15/41	1,500	879,795
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/46	1,000	1,228,410

Security	Principal Amount (000’s omitted)	Value
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/49	$2,430	$2,976,143
Wisconsin, 5.00%, 5/1/31	9,365	12,243,145
Wisconsin, 5.00%, 5/1/36	12,045	15,342,921
Wisconsin, 5.00%, 5/1/38	22,500	26,331,075

		$711,569,958

Hospital — 8.8%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/32	$2,250	$2,791,193
Arizona Industrial Development Authority, (Phoenix Children’s Hospital), (LOC: JPMorgan Chase Bank, N.A.), 0.12%, 2/1/48(3)	6,605	6,605,000
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/38	1,000	1,167,420
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/45	3,000	3,427,620
Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	755	979,854
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	5,700	5,828,991
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,366,969
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,058,101
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	14,309,520
Colorado Health Facilities Authority, (SCL Health System), 4.00%, 1/1/36	2,000	2,253,920
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/34	2,455	2,701,482
DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	1,000	1,297,820
Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group), 4.00%, 11/15/36	425	490,671
Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group), 4.00%, 11/15/41	590	670,193
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	4,340	4,624,140
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/37	2,000	2,279,780
Hamilton County, OH, (UC Health), 5.00%, 9/15/50	8,000	9,408,480
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.88%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(5)	9,500	9,452,880
Illinois Finance Authority, (Northwestern Memorial Hospital), (SPA: JPMorgan Chase Bank, N.A.), 0.12%, 8/15/42(3)	8,900	8,900,000
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	9,079,500
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	1,500	1,814,250
Kentucky Economic Development Finance Authority, (CommonSpirit Health), 5.00%, 8/1/44	6,000	7,053,720
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 3.25%, 7/1/39	225	223,796
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/23	1,700	1,938,408
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/27	1,150	1,458,453
Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,447,016
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,469,918
Montana Facility Finance Authority, (SCL Health System), 4.00%, 1/1/38	2,150	2,393,853
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: Wells Fargo Bank, N.A.), Series 2008C, 0.12%, 8/1/34(3)	10,300	10,300,000
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: Wells Fargo Bank, N.A.), Series 2008D, 0.12%, 8/1/34(3)	6,000	6,000,000
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/31	4,000	4,870,160
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/38	3,400	4,002,072

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	$5,330	$5,972,158
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/53	10,000	11,148,900
North Carolina Medical Care Commission, (Rex Healthcare), 4.00%, 7/1/40	1,400	1,586,480
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,750	2,005,080
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	5,200	6,015,932
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,616,470
Oregon Health and Science University, 4.00%, 7/1/44	1,685	1,949,259
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 4/15/45	3,250	3,577,697
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (Children’s Hospital of Philadelphia), (SPA: Wells Fargo Bank, N.A.), 0.11%, 7/1/25(3)	4,840	4,840,000
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 4.00%, 12/1/34	2,685	3,174,475
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	29,328,060
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	5,000	5,690,550
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/38	5,000	5,649,950
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,617,110
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	23,944,591

		$294,781,892

Housing — 0.4%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.68%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(5)	$3,955	$3,955,000
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,305,585

		$14,260,585

Industrial Development Revenue — 1.0%
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	$265	$265,125
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 0.93%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(5)	5,000	5,005,000
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 0.93%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(5)	10,000	10,010,600
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	14,408,462
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(2)	3,685	4,033,269
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	514,677

		$34,237,133

Insured-Electric Utilities — 0.0%(7)
Cleveland, OH, Public Power System Revenue, (AGM), 4.00%, 11/15/35	$1,000	$1,171,630

		$1,171,630

Insured-General Obligations — 1.2%
Grandville Public Schools, MI, (AGM), 4.00%, 5/1/35	$785	$953,147
Grandville Public Schools, MI, (AGM), 4.00%, 5/1/36	1,045	1,262,841
Grandville Public Schools, MI, (AGM), 4.00%, 5/1/37	1,000	1,203,890
Grandville Public Schools, MI, (AGM), 4.00%, 5/1/38	1,000	1,199,870
Grandville Public Schools, MI, (AGM), 4.00%, 5/1/39	1,000	1,196,190
Grandville Public Schools, MI, (AGM), 4.00%, 5/1/40	650	775,333
Nassau County, NY, (AGM), 5.00%, 4/1/44	10,205	12,805,744
Pittsburg Unified School District Financing Authority, CA, (AGM), 5.00%, 9/1/47	6,890	8,513,904
Santa Rosa High School District, CA, (Election of 2014), (AGM), 5.00%, 8/1/43	3,930	4,727,593

Security	Principal Amount (000’s omitted)	Value
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.00%, 8/1/38	$1,330	$1,642,550
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.00%, 8/1/45	2,000	2,432,300
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.00%, 8/1/49	2,250	2,725,763

		$39,439,125

Insured-Hospital — 0.4%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/36	$1,700	$1,923,788
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	12,058,800

		$13,982,588

Insured-Other Revenue — 1.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$33,543,222

		$33,543,222

Insured-Special Tax Revenue — 0.6%
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,253,360
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	4,050,631

		$18,303,991

Insured-Transportation — 2.6%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$6,899,796
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	14,800	17,628,428
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	6,140	6,690,942
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48(4)	8,900	9,759,473
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	43,988,745

		$84,967,384

Lease Revenue/Certificates of Participation — 1.4%
Hillsborough County, FL, 4.00%, 8/1/31	$4,840	$5,935,147
Hillsborough County, FL, 4.00%, 8/1/34	5,445	6,566,507
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	6,410	6,976,388
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/34	8,460	9,552,101
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/35	13,300	14,956,515
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/39	2,165	2,416,291

		$46,402,949

Nursing Home — 0.2%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$4,940	$4,986,732

		$4,986,732

Other Revenue — 3.5%
Battery Park City Authority, NY, 5.00%, 11/1/40	$1,000	$1,300,100
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	250	45,000
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(2)	1,865	2,073,395
Kalispel Tribe of Indians, WA, Series B, 5.25%, 1/1/38(2)	1,000	1,111,740
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,563,000
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	24,800	29,090,648
New York City Trust for Cultural Resources, NY, (Museum of Modern Art), 4.00%, 4/1/26	4,690	5,497,477
New York City Trust for Cultural Resources, NY, (Museum of Modern Art), 4.00%, 4/1/27	2,155	2,541,305
Oregon, Lottery Revenue, 5.00%, 4/1/36	4,045	4,992,622

Security	Principal Amount (000’s omitted)	Value
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	$17,960	$20,888,199
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,162,154
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	31,563,211
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.224% (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(5)	1,000	999,770

		$116,828,621

Senior Living/Life Care — 0.3%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	$250	$253,182
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	300	304,260
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(9)	409	110,475
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	7,530,320
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,012,384
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	522,574
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/37	495	501,034
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/40	750	760,125

		$10,994,354

Special Tax Revenue — 7.9%
Connecticut, Special Tax Revenue, 4.00%, 5/1/39	$2,650	$3,023,730
Illinois Sports Facilities Authority, 5.00%, 6/15/29	2,250	2,400,300
Illinois Sports Facilities Authority, 5.00%, 6/15/30	1,200	1,267,224
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(8)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(8)	80	0
New River Community Development District, FL, (Capital Improvements), 5.75%, 5/1/38	370	368,324
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/38	5,000	5,732,700
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	5,695	6,260,570
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/35	9,000	10,452,960
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/35	10,485	12,912,068
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/36	4,050	5,022,769
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/36	10,000	11,784,400
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	9,240	11,190,379
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/40	4,500	5,407,470
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: Barclays Bank PLC), 0.14%, 11/1/44(3)	20,000	20,000,000
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2015 Series B, 5.00%, 8/1/39	4,585	5,252,072
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2018 Series A, 5.00%, 8/1/39	11,845	14,423,656
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	12,000	12,423,963
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/45	9,995	11,479,457
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/48	10,000	12,592,200
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	7,840	9,456,294
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	10,000	12,052,600
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/27	1,620	2,009,853
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/28	1,705	2,163,986
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/29	1,790	2,290,216
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/31	970	1,223,219
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/32	2,070	2,586,258
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	7,000	8,314,460
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	12,000	14,127,600
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/41	10,000	12,386,400

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	$5,536	$5,575,472
Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	2,219	2,293,447
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	10,000	10,480,500
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/37	3,075	3,554,639
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/38	7,495	8,621,424
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	440	360,237
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	310	234,704
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	964,937
Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(4)	10,000	11,737,700

		$262,428,188

Student Loan — 0.2%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$4,970	$5,282,812

		$5,282,812

Transportation — 21.0%
Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/34	$3,480	$3,972,420
Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/36	5,000	5,657,400
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/35	2,625	3,255,866
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,117,100
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	3,830	4,216,868
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,713,470
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	6,000	6,892,020
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,230,930
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,582,649
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,215,639
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/39	4,000	4,795,160
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,732,005
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,015	12,335,919
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/34	2,600	3,007,784
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	3,225	3,667,341
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	2,290	2,564,113
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	12,089,800
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,325,883
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/48	10,000	11,788,000
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	17,130	20,245,091
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	23,140,800
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(4)	2,795	2,830,100
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35	25	25,269
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/24	1,200	1,385,352
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/26	1,335	1,626,484
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/33	5,000	6,149,900

Security	Principal Amount (000’s omitted)	Value
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/40	$6,000	$6,795,060
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	9,000	10,381,680
Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	1,979,400
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/24	1,500	1,705,845
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,142,316
Massachusetts Port Authority, 5.00%, 7/1/32	3,800	4,847,698
Massachusetts Port Authority, (AMT), 5.00%, 7/1/26	10,105	12,107,710
Massachusetts Port Authority, (AMT), 5.00%, 7/1/30	3,000	3,778,650
Massachusetts Port Authority, (AMT), 5.00%, 7/1/31	2,965	3,711,765
Massachusetts Port Authority, (AMT), 5.00%, 7/1/32	4,200	5,219,256
Massachusetts Port Authority, (AMT), 5.00%, 7/1/33	3,855	4,761,272
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	3,440	4,021,222
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/36	3,200	3,726,496
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	4,250	4,636,368
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	16,050	10,316,138
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	4,510	5,008,671
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/50	7,365	8,365,535
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/28	4,500	5,169,420
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/32	10,000	11,911,800
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,373,460
Miami-Dade County, FL, Aviation Revenue, (AMT), 4.00%, 10/1/44	5,000	5,468,450
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,250	25,893,990
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	11,068,600
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/38	1,935	2,307,604
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/40	32,530	37,931,606
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/41	2,470	2,923,541
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/32	3,710	4,620,397
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/44	8,250	8,402,955
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.33%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(5)	2,275	2,274,818
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,416,800
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	2,680	3,087,065
New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	3,560	4,407,600
New York Thruway Authority, 3.00%, 1/1/49	9,310	9,616,485
New York Thruway Authority, 4.00%, 1/1/41	10,000	11,588,900
New York Thruway Authority, 4.00%, 1/1/42	10,000	11,556,500
New York Thruway Authority, 4.00%, 1/1/43	10,000	11,530,500
New York Thruway Authority, 5.00%, 1/1/36	12,500	15,728,375
New York Thruway Authority, 5.00%, 1/1/39	1,845	2,317,984
New York Thruway Authority, 5.00%, 1/1/40	17,155	21,494,014
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,705	1,839,712
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	14,325	15,428,885
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	1,180	1,280,064
North Texas Tollway Authority, 5.00%, 1/1/29	5,000	6,001,800
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,110,956
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/34	10,800	11,706,552

Security	Principal Amount (000’s omitted)	Value
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/31	$15,000	$18,514,500
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/1/35	5,000	5,870,500
Port Authority of New York and New Jersey, (AMT), 5.00%, 4/1/36	11,230	13,163,581
Port of Seattle, WA, (AMT), 5.00%, 4/1/23	2,000	2,203,980
Port of Seattle, WA, (AMT), 5.00%, 4/1/24	2,165	2,453,919
Port of Seattle, WA, (AMT), 5.00%, 4/1/25	1,500	1,744,965
Raleigh-Durham Airport Authority, NC, (AMT), Series 2020A, 5.00%, 5/1/36	1,000	1,247,340
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/38	7,165	8,616,199
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	25,630	29,406,581
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	8,535	9,390,463
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	5,000	5,697,350
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	29,361,476
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	2,230	2,459,266
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	4,140	4,551,806
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	2,140	2,346,339
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	2,885	3,496,678
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	12,635	14,379,135

		$700,431,356

Water and Sewer — 5.4%
Columbia, SC, Waterworks and Sewer System Revenue, 5.00%, 2/1/49	$2,340	$2,948,143
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/49(6)	7,000	8,347,080
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/35	2,905	3,622,767
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/37	7,280	8,670,917
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/35	1,000	1,312,680
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/37	4,200	5,467,602
Eastern Municipal Water District Financing Authority, CA, 4.00%, 7/1/38	1,200	1,473,588
Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/37	1,300	1,742,065
Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/34	1,750	2,150,680
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/45	1,245	1,580,602
Great Lakes Water Authority, MI, 5.00%, 7/1/40	350	445,022
Great Lakes Water Authority, MI, 5.00%, 7/1/45	750	941,460
Madison Water and Wastewater Board, AL, 4.00%, 12/1/32	335	404,714
Madison Water and Wastewater Board, AL, 4.00%, 12/1/33	260	311,015
Madison Water and Wastewater Board, AL, 4.00%, 12/1/34	350	417,802
Madison Water and Wastewater Board, AL, 4.00%, 12/1/36	610	721,850
Madison Water and Wastewater Board, AL, 4.00%, 12/1/38	535	628,555
Madison Water and Wastewater Board, AL, 4.00%, 12/1/39	240	281,177
Metropolitan Water District of Southern California, 5.00%, 7/1/35	7,500	9,829,500
Metropolitan Water District of Southern California, 5.00%, 7/1/38	4,270	5,536,397
Metropolitan Water District of Southern California, 5.00%, 7/1/39(6)	11,000	14,745,280
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	9,147,431
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	5	5,294

Security	Principal Amount (000’s omitted)	Value
Missoula, MT, Water System Revenue, 4.00%, 7/1/37	$600	$697,326
Missoula, MT, Water System Revenue, 5.00%, 7/1/33	565	720,019
Missoula, MT, Water System Revenue, 5.00%, 7/1/35	1,135	1,437,012
Missoula, MT, Water System Revenue, 5.00%, 7/1/36	800	1,008,976
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	6,015	7,235,323
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/41	12,140	15,818,663
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/48	14,730	17,886,639
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: JPMorgan Chase Bank, N.A.), 0.12%, 6/15/50(3)	16,280	16,280,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank, N.A.), 0.13%, 6/15/46(10)	7,100	7,100,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank, N.A.), 0.13%, 6/15/48(10)	6,405	6,405,000
Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/37	500	595,745
Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/38	1,000	1,188,620
Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/39	1,075	1,274,025
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/38	1,000	1,224,190
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/39	1,250	1,525,537
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/45	3,400	4,083,298
Tarrant Regional Water District, TX, 5.00%, 3/1/30	10,000	11,588,400
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/36	695	846,642
Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/31	1,085	1,333,660

		$178,980,696

Total Tax-Exempt Municipal Securities — 98.9% (identified cost $3,112,976,076)		$3,298,238,542

Taxable Municipal Securities — 6.3%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(7)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$3,998	$999,460

		$999,460

Education — 0.1%
California State University, 2.965%, 11/1/39	$2,000	$2,092,100

		$2,092,100

General Obligations — 3.0%
Beaverton School District No. 48J, OR, 2.043%, 6/15/33	$5,000	$5,080,650
Beaverton School District No. 48J, OR, 2.093%, 6/15/34	7,500	7,609,800
Chicago, IL, 7.75%, 1/1/42	4,050	4,365,576
Corsicana Independent School District, TX, (PSF Guaranteed), 2.75%, 2/15/45(6)	2,300	2,336,754
Frisco Independent School District, TX, (PSF Guaranteed), 2.351%, 2/15/38(6)	5,000	5,116,150
Frisco Independent School District, TX, (PSF Guaranteed), 2.542%, 2/15/40(6)	11,335	11,651,473
Frisco Independent School District, TX, (PSF Guaranteed), 2.592%, 2/15/41(6)	25,155	25,833,430

Security	Principal Amount (000’s omitted)	Value
Granbury Independent School District, TX, (PSF Guaranteed), 2.216%, 8/1/34	$1,075	$1,121,161
Lexington County School District No. 1, SC, 2.30%, 2/1/37	3,855	3,924,968
Lubbock-Cooper Independent School District, TX, (PSF Guaranteed), 2.386%, 2/15/39(6)	7,200	7,181,928
Lubbock-Cooper Independent School District, TX, (PSF Guaranteed), 2.448%, 2/15/40(6)	4,255	4,241,767
Lubbock-Cooper Independent School District, TX, (PSF Guaranteed), 2.648%, 2/15/45(6)	2,350	2,359,236
Northwest Independent School District, TX, (PSF Guaranteed), 2.236%, 2/15/37(6)	3,615	3,641,787
Northwest Independent School District, TX, (PSF Guaranteed), 2.336%, 2/15/38(6)	6,000	6,068,700
Oregon, 1.972%, 5/1/33	500	511,450
Oregon, 2.172%, 5/1/35	1,690	1,735,613
Oregon, Sustainability Bonds, 1.972%, 5/1/33	1,000	1,022,900
Wisconsin, 2.385%, 5/1/38(6)	1,000	1,008,850
Ysleta Independent School District, TX, (PSF Guaranteed), 2.73%, 8/15/45(6)	6,500	6,562,270

		$101,374,463

Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$36,225,198

		$36,225,198

Insured-Transportation — 1.4%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$18,858,150
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	27,669,850

		$46,528,000

Senior Living/Life Care — 0.1%
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23(6)	$1,250	$1,250,250
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.89%, 11/15/26(6)	1,000	1,002,870

		$2,253,120

Transportation — 0.1%
Ohio Turnpike and Infrastructure Commission, 3.096%, 2/15/40	$3,000	$3,178,890

		$3,178,890

Water and Sewer — 0.5%
Cincinnati, OH, Water System Revenue, 2.043%, 12/1/34	$1,600	$1,641,888
Cincinnati, OH, Water System Revenue, 2.093%, 12/1/35	1,570	1,610,019
Cincinnati, OH, Water System Revenue, 2.626%, 12/1/40	2,825	2,899,241
Houston, TX, Combined Utility System Revenue, 1.972%, 11/15/34(6)	2,300	2,316,744
Houston, TX, Combined Utility System Revenue, 2.022%, 11/15/35(6)	2,000	2,007,680

Security	Principal Amount (000’s omitted)	Value
Houston, TX, Combined Utility System Revenue, 2.542%, 11/15/40(6)	$8,000	$8,097,360

		$18,572,932

Total Taxable Municipal Securities — 6.3% (identified cost $200,514,379)		$211,224,163

Total Investments — 105.2% (identified cost $3,313,490,455)		$3,509,462,705

Other Assets, Less Liabilities — (5.2)%		$(172,479,278)

Net Assets — 100.0%		$3,336,983,427

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	24.2%
California	15.6%
Texas	13.5%
Others, representing less than 10% individually	51.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 6.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 3.5% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $9,866,190 or 0.3% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2020.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2020.

(6)	When-issued/delayed delivery security.

(7)	Amount is less than 0.05%.

(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(9)	Security is in default and making only partial interest payments.

(10)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2020.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	-	London Interbank Offered Rate

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$3,298,238,542	$—	$3,298,238,542
Taxable Municipal Securities	—	211,224,163	—	211,224,163
Total Investments	$—	$3,509,462,705	$—	$3,509,462,705

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.